IFRS 7 - Disclosure - Market Risk - Summary of Stressed Value At Risk by Trading Activities (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Market Risk [line items]
Stressed total VaR (one-day measure)	$ 11.9	$ 22.3	$ 13.3
Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	16.7	18.2	14.4
Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	10.8	9.2	9.9
Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.5	3.7	3.1
Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	9.0	11.8	7.2
Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.6	3.6	6.6
Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.4	4.6	5.5
Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	(38.1)	(28.8)	(33.4)
High risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	29.1
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	28.3
High risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	22.6
High risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.9
High risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	20.1
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.2
High risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.4
Low risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	9.8
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	8.8
Low risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.4
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.2
Low risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.6
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	2.9
Low risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.6
Average risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	16.8	21.7	16.8	$ 19.1	$ 15.4
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	16.3	17.7	19.4	20.6	17.9
Average risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	14.8	10.1	12.0	11.7	13.0
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.6	7.2	3.4	4.3	3.8
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.0	6.7	13.5	8.2	10.4
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.8	4.4	5.6	4.9	3.7
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.3	5.4	5.0	4.6	5.5
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	$ (32.0)	$ (29.8)	$ (42.1)	$ (35.2)	$ (38.9)